Finance Lease Liabilities (Details) - USD ($)		6 Months Ended
	Sep. 11, 2017	Dec. 31, 2021	Dec. 31, 2020
Finance Lease Liabilities [Abstract]
Rate of financial lease liability interest	4.90%
Amortization expense of financial lease right-of-use assets		$ 93,363	$ 88,929
Interest expense for financial lease		$ 12,059	$ 11,025